Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Asset Retirement Obligations

	Greece	Brazil	Turkey	Romania	Canada	Total
	$	$	$	$	$	$
At January 1, 2017	48,131	4,092	36,196	1,359	-	89,778
Acquired during the year	-	-	-	-	9,453	9,453
Accretion during the year	1,025	32	913	36	-	2,006
Revisions to estimate of obligation	1,112	(80)	502	10	-	1,544
Settlements	(2,807)	-	(290)	-	-	(3,097)
At December 31, 2017	47,461	4,044	37,321	1,405	9,453	99,684
Less: Current portion	(3,489)	-	-	-	-	(3,489)
Long term portion	43,972	4,044	37,321	1,405	9,453	96,195
Estimated undiscounted amount	71,591	4,117	49,257	2,340	12,286	139,591

Summary of Present Value of Estimated Future Net Cash Outflows

The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Greece	Brazil	Turkey	Romania	Canada
	%	%	%	%	%
At December 31, 2016
Inflation rate	2.0 to 2.4	2.0 to 2.4	2.0 to 2.4	2.0 to 2.4	-
Discount rate	1.5 to 3.0	0.8	2.3 to 2.5	2.7	-

At December 31, 2017
Inflation rate	2.0 to 2.2	2.0 to 2.2	2.0 to 2.2	2.0 to 2.2	2.0 to 2.2
Discount rate	1.5 to 3.0	1.8	2.3 to 2.5	2.7	2.3 to 2.5